INTEREST EXPENSE	12 Months Ended
Dec. 31, 2014
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
11.	INTEREST EXPENSE
Interest expenses consist of interest expense on the long term debt, the commitment fee and amortization of deferred financing costs related to the 2012 Credit Facility described in Note 10.
All amounts in USD '000	2015	2014	2013
Interest Expenses, net of capitalized interest	7,590	8,686	7,950
Commitment Fee	2,025	2,330	2,340
Amortization of Deferred Financing Costs	1,240	1,228	1,228
Total Interest Expenses	10,855	12,244	11,518

For the years ended December 31, 2015, 2014 and 2013, $1.0 million, $0.0 million and $0.0 million of interest expenses were capitalized.